Interim Reporting	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Interim Reporting

Note 1 Interim Reporting

While the information presented in the accompanying interim nine month financial statements is unaudited, it includes all adjustments, which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cash flows for the interim periods presented in accordance with accounting principles generally accepted in the United States of America. These interim financial statements follow the same accounting policies and methods of their application as the Company’s December 31, 2019 annual financial statements. All adjustments are of a normal recurring nature. It is suggested that these interim financial statements be read in conjunction with the Company’s December 31, 2019 annual financial statements. Operating results for the nine months ended September 30, 2020 are not necessarily indicative of the results that can be expected for the year ended December 31, 2020.